UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Regents of the University of California
           -----------------------------------------------------
Address:   Address: P.O. Box 24000
           Oakland, CA 94623-1000
           -----------------------------------------------------

Form 13F File Number: 28-224
                      ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ David Russ
        -------------------------
Title:  Treasurer
        -------------------------
Phone:  (510) 987-9600
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ David Russ                      Oakland, CA                       7/26/2005
--------------                      -----------                       ---------
 [Signature]                       [City, State]                        [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           36
                                         -----------
Form 13F Information Table Value Total:  $24,309,932
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AIR PRODS + CHEMS INC          COM                9158106   615060   10200          X                   X      0    0
AIRSPAN NETWORKS INC           COM              00950H102  1389853  250424          X                   X      0    0
ALCATEL ALSTHOM                SPONSORED ADR     13904305   890507   81623          X                   X      0    0
                               REPSTG 1/5 SH
ALIGN TECHNOLOGY INC           COM               16255101   609882   82752          X                   X      0    0
AMERICAN INTL GROUP INC        COM               26874107   089375   18750          X                   X      0    0
ARGONAUT TECHNOLOGIES INC      OC COM            40175101   196763  198750          X                   X      0    0
BIOENVISION INC                COM              09059N100   243298   33420          X                   X      0    0
BROCADE COMMUNICATIONS SYS INC COM              111621108   101210   26085          X                   X      0    0
COCA COLA CO                   COM              191216100   375750    9000          X                   X      0    0
CYTYC CORP                     COM              232946103   284773   12909          X                   X      0    0
EON COMMUNICATIONS CORP        COM              268763109   177023  143921          X                   X      0    0
E PIPHANY INC                  COM              26881V100   303585   87237          X                   X      0    0
EQUITY OFFICE PPTYS TR         COM              294741103  2345797   70870          X                   X      0    0
EQUITY RESIDENTIAL             SH BEN INT       29476L107   736400   20000          X                   X      0    0
EXXON MOBIL CORP               COM              30231G102  1930992   33600          X                   X      0    0
FISHER SCIENTIFIC INTL INC     COM NEW          338032204   465167    7167          X                   X      0    0
GANNETT INC                    COM              364730101   654396    9200          X                   X      0    0
GENERAL ELEC CO                COM              369604103  1372140   39600          X                   X      0    0
LAUDER ESTEE COS INC           CL A             518439104   653471   16700          X                   X      0    0
MCGRAW HILL COS INC            COM              580645109   265500    6000          X                   X      0    0
MERCK + CO INC                 COM              589331107   665280   21600          X                   X      0    0
MIDCAP SPDR TR                 UNIT SER 1       595635103   701400    5600          X                   X      0    0
                               STANDARD +
                               POORS
MOMENTA PHARMACEUTICALS INC    COM              60877T100  1433879   72528          X                   X      0    0
MYOGEN INC                     OC COM           6.29E+108   424391   60714          X                   X      0    0
NUVASIVE INC                   COM              670704105   417228   25104          X                   X      0    0
QUICKLOGIC CORP                CDT COM          74837P108   214580   58789          X                   X      0    0
RENOVIS INC                    COM              759885106   191822   12562          X                   X      0    0
SBC COMMUNICATIONS INC         COM              78387G103   924706   38935          X                   X      0    0
SYMYX TECHNOLOGIES INC         COM              87155S108   375408   13417          X                   X      0    0
TUMBLEWEED COMMUNICATIONS CORP COM              899690101   207844   79940          X                   X      0    0
VA SOFTWARE CORP               COM              91819B105   251687  148051          X                   X      0    0
VERIZON COMMUNICATIONS         COM USD 500      92343V104   612744   17735          X                   X      0    0
VOLTERRA SEMICONDUCTOR CORP    COM              928708106  1194193   80201          X                   X      0    0
WACHOVIA CORP 2ND NEW          COM              929903102   218240    4400          X                   X      0    0
WELLS FARGO + CO NEW           COM              949746101   529588    8600          X                   X      0    0
WYETH                          COM              983024100  1246000   28000          X                   X      0    0